SCHEDULE OF SUPPLEMENTAL PRO FORMA INFORMATION (Details) - Times Express Limited And H2N Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Net revenue	$ 15,128,729	$ 17,269,616
Net loss	$ (3,361,554)	$ (2,214,552)